Lease	6 Months Ended
Jun. 30, 2026
Lease [Abstract]
LEASE

Note 8 — LEASE

The Group leases office space, warehouse and pharmacy from third parties.

The Group does not have any finance lease for the six months ended June 30, 2025 and 2026. As of December 31, 2025 and June 30, 2026, the Group recognized the following items related to operating leases in its consolidated balance sheet.

	As of December 31, 2025	As of June 30, 2026	As of June 30, 2026
	RMB	RMB	US$
ASSETS
Right-of-use assets	4,236,029	4,613,011	679,874
Less: impairment	4,236,029	4,613,011	679,874
Right-of-use assets, net	—	—	—

LIABILITIES
Operating lease liabilities – current	1,545,002	1,883,447	277,586
Operating lease liabilities – non-current	1,294,510	804,099	118,510